Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Vendor deposits	$ 18,125	$ 4,205		$ 1,738
Prepaid expense	4,060	1,043		209
Deferred cost of revenue	0	992		19
Surety collateral	246	113	[1]	1,835	[1]
Other current assets	1,127	571		47
Prepaid expenses and other current assets, Total	$ 23,558	$ 6,924		$ 3,848

[1]	Surety collateral represents amounts held in deposit to secure performance bonds, which is expected to be ultimately received back in cash when settled.